Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Detail) - GBP (£) £ in Billions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Internal [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions	£ 0.1	£ 0.6
Internal [member] | Other Securitisation Structures [member] | Motor [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions	0.1	0.1
Internal [member] | Covered Bond Programme [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions		0.5
External [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1.9	3.4
Internal and external redemptions	1.1	2.3
External [member] | Master Trust Structures [member] | Holmes [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances		1.0
Internal and external redemptions	0.8
External [member] | Master Trust Structures [member] | Fosse [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions		0.4
External [member] | Other Securitisation Structures [member] | Motor [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions	0.2
External [member] | Other Securitisation Structures [member] | Auto ABS UK Loans [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions	0.1
External [member] | Covered Bond Programme [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 1.9	2.4
Internal and external redemptions		£ 1.9